SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) Use of Estimates in Financial Statements

The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Stock-based compensation and stock awards related to convertible debt instruments are recognized based on the fair value of the awards granted. The fair value of each award or conversion feature is typically estimated on the grant date using the Black-Scholes pricing model. The Black-Scholes pricing model requires the input of highly subjective assumptions, including the fair value of the underlying common stock, the expected term of the option, the expected volatility of the price of our common stock, risk-free interest rates and the expected dividend yield of our common stock. The assumptions used to determine the fair value of the stock awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment.

(B) Principles of Consolidation

The condensed consolidated financial statements include the accounts of Basanite, Inc. and its wholly owned subsidiaries, Basanite Industries, LLC and Basalt America, LLC. All intercompany balances have been eliminated in consolidation. The Company’s operations are conducted primarily through Basanite Industries, LLC. Basalt America, LLC is currently inactive.

(C) Cash

The Company considers all highly liquid temporary cash instruments with an original maturity of three months or less to be cash equivalents. The Company places its cash, cash equivalents and restricted cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company “("FDIC") up to $250,000. The Company’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. Management monitors the financial institutions credit worthiness in conjunction with balances on deposit to minimize risk. The Company from time to time may have amounts on deposit in excess of the insured limits.

(D) Inventories

The Company’s inventories consist of raw materials, work in process and finished goods, both purchased and manufactured. Inventories are stated at lower of cost or net realizable value. Cost is determined on the first-in, first-out basis. Raw materials inventory   consists of basalt fiber and other necessary elements to produce the basalt rebar. On a quarterly basis, the Company analyzes its inventory levels and records allowances for inventory that has become obsolete and inventory that has a cost basis in excess of the expected net realizable value.

The Company’s inventory at September 30, 2021 and December 31, 2020 was comprised of:

	September 30, 2021	December 31, 2020
	(Unaudited)
Finished goods	$515,077	$305,550
Work in process	47,233	35,286
Raw materials	91,818	105,739
Total inventory	$654,128	$446,575

(E) Fixed assets

Fixed assets consist of the following:

	September 30, 2021	December 31, 2020
	(Unaudited)
Computer equipment	$117,141	$15,780
Machinery	686,237	667,536
Leasehold improvements	163,882	161,579
Office furniture and equipment	71,292	71,292
Land improvements	7,270	7,270
Website development	2,500	2,500
Construction in process	1,800,281	234,950
	2,848,603	1,160,907
Accumulated depreciation	(237,227)	(140,872)
	$2,611,376	$1,020,035

Depreciation expense for the three and nine months ended September 30, 2021 was $32,430 and $96,355, respectively, compared to $30,102 and $85,875 to the three and nine months ended September 30, 2020.

(F) Deposits and other current assets

The Company’s deposits and other current assets consist of the deposits made on equipment, security deposits, utility deposits and other receivables. The deposits are reclassified as part of the fixed asset cost when received and placed into service.

(G) Loss Per Share

The basic loss per share is calculated by dividing the Company's net loss available to common shareholders by the weighted average number of common shares during the period. The diluted loss per share is calculated by dividing the Company's net loss by the diluted weighted average number of shares outstanding during the period. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity.

The following are potentially dilutive shares not included in the loss per share computation:

	September 30, 2021	December 31, 2020
	(Unaudited)
Options	4,727,778	4,542,500
Warrants	117,691,666	38,920,378
Convertible securities	182,403,859	112,233,406
Total	304,823,303	155,696,284

(H) Stock-Based Compensation

The Company recognizes compensation costs to employees under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 718, Compensation – Stock Compensation. Under FASB ASC Topic 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. As such, compensation cost is measured on the date of grant at their fair value. Such compensation amounts, if any, are amortized over the respective vesting periods of the grant.

The Company entered into a consulting agreement with Bridgeview Capital on July 9, 2020, for strategic planning and financial markets services in exchange for shares of restricted common stock as compensation. The term of the agreement is for six months with the option for renewal quarterly. Upon execution of the agreement, 600,000 shares were due within 5 days of execution. The execution date fair value of the shares was $0.29 per share or $174,000. If the Company agrees to renew each quarter, an additional 350,000 shares are to be issued per quarter. On July 9, 2021, the Company agreed to renew another quarter and issued 350,000 restricted common shares per the agreement. The renewal date fair value of the shares was $0.35 per share or $122,500.

The Company entered into a consulting agreement with Seth Shaw on October 13, 2020, for strategic planning and financial markets services in exchange for shares of restricted common stock. The term of the agreement is for six months with the option for renewal quarterly. Upon execution of the agreement, no shares were due to be issued. If the Company agrees to renew each quarter, 250,000 shares are to be issued per quarter. On July 9, 2021, the Company agreed to renew another quarter and issued 250,000 restricted common shares per the agreement. The renewal date fair value of the shares was $0.35 per share or $87,500.

The Company entered into a renewed consulting agreement with Frederick Berndt on September 3, 2021, for strategic planning and financial markets services in exchange for shares of restricted common stock and cash compensation of $12,500 per month. The term of the agreement is for twelve months with the option for renewal quarterly for a maximum of two years from the effective date of the agreement. Previously, The Company entered into a consulting agreement with Frederick Berndt on May 12, 2021 for capital markets advisory services in exchange for restricted warrants to purchase shares of common stock as compensation. The term of the agreement is for twelve months with the option for renewal for an additional six months as needed. If the Company agrees to renew every twelve months, 250,000 warrants are to be issued at that time. On May 12, 2021, the Company issued 250,000 restricted common share warrants per the agreement. The execution date fair value of the warrants was $0.256 per warrant or $64,045.

Upon execution of the renewed agreement, 275,000 warrants were issued for the previous agreement’s fulfillment. The execution date fair value of the warrants was $0.29 per warrant or $79,550.

(I) Revenue Recognition

We recognize revenue when control of the promised goods or services is transferred to The Company’s customers in an amount that reflects the consideration we expected to be entitled to in exchange for those goods or services. The timing of revenue recognition largely is dependent on shipping terms. Revenue is recorded at the time of shipment for terms designated free on board (“FOB”) shipping point. For sales transactions designated FOB destination, revenue is recorded when the product is delivered to the customer’s delivery site.

All revenues recognized are net of trade allowances, cash discounts, and sales returns. Trade allowances are based on the estimated obligations. Adjustments to earnings resulting from revisions to estimates on discounts and returns have been immaterial for each of the reported periods. Shipping and handling amounts billed to a customer as part of a sales transaction are included in revenues, and the related costs are included in cost of goods sold. Shipping and handling is treated as a fulfillment activity, rather than a promised service, and therefore is not considered a separate performance obligation.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) Use of Estimates in Financial Statements

The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Stock-based compensation and stock awards related to convertible debt instruments are recognized based on the fair value of the awards granted. The fair value of each award or conversion feature is estimated on the grant date using the Black-Scholes pricing model. The Black-Scholes pricing model requires the input of highly subjective assumptions, including the fair value of the underlying common stock, the expected term of the option, the expected volatility of the price of our common stock, risk-free interest rates and the expected dividend yield of our common stock. The assumptions used to determine the fair value of the stock awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment.

(B) Principles of Consolidation

The consolidated financial statements include the accounts of Basanite, Inc. and its wholly owned subsidiaries, Basanite Industries, LLC and Basalt America, LLC, formerly known as Rockstar Acquisitions, LLC. All intercompany balances have been eliminated in consolidation.

(C) Cash

The Company considers all highly liquid temporary cash instruments with an original maturity of three months or less to be cash equivalents. The Company places its cash, cash equivalents and restricted cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company ("FDIC") up to $250,000. The Company's credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. Management monitors the financial institutions credit worthiness in conjunction with balances on deposit to minimize risk. The Company from time to time may have amounts on deposit in excess of the insured limits.

(D) Inventories

The Company’s inventories consist of raw materials, work in process and finished goods, both purchased and manufactured. Inventories are stated at the lower of cost or net realizable value. Cost is determined on the first-in, first-out basis. Raw materials inventory consists primarily of basalt fiber and other necessary elements to produce the basalt rebar. On a quarterly basis, the Company analyzes its inventory levels and records allowances for inventory that has become obsolete and inventory that has a cost basis in excess of the expected net realizable value. During the year ended December 31, 2020, the Company recorded a loss related to obsolete inventory in the amount of $33,062. No impairment charge or loss due to obsolescence were recorded during the year ended December 31, 2019.

The Company’s inventory at December 31, 2020 and 2019 was comprised of:

	December 31, 2020	December 31, 2019

Finished goods	$305,550	$47,462
Work in process	35,286	—
Raw materials	105,739	112,010
Total inventory	$446,575	$159,472

(E) Fixed assets

Fixed assets are stated at cost, subject to adjustments for impairment, less accumulated depreciation and amortization. Depreciation and amortization are computed using a straight-line method over the following estimated useful lives:

Computer equipment	3 years
Machinery	7 years
Leasehold improvements	15 years or lease term
Office furniture and equipment	5 years
Land improvements	15 years
Website development	3 years

Maintenance and repairs are charged to expenses as incurred, and improvements to leased facilities and equipment are capitalized.

Fixed assets consist of the following:

	December 31, 2020	December 31, 2019

Computer equipment	$15,780	$7,268
Machinery	667,536	578,347
Leasehold improvements	161,579	137,217
Office furniture and equipment	71,292	62,926
Land improvements	7,270	7,270
Website development	2,500	27,275
Construction in process	234,950	—
Total fixed assets	1,160,907	820,303
Accumulated depreciation	(140,872)	(48,307)
Total fixed assets, net	$1,020,035	$771,996

Depreciation expense for the year ended December 31, 2020 was $117,340 compared to $17,143 for the year ended December 31, 2019.

The Company’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future net cash flows expected to be generated by that asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

(F) Deposits and other current assets

The Company’s deposits and other current assets consist of the deposits made on equipment, security deposits, utility deposits and other receivables. The deposits are reclassified as part of the fixed asset cost when received and placed into service. The Company reclassified $31,173 of deposits from December 31, 2019 into machinery during the year ended December 31, 2020.

(G) Accrued expenses

The Company’s accrued expenses consist of the following:

	December 31, 2020	December 31, 2019

Accrued payroll and taxes	$76,031	$321,328
Accrued interest	88,147	98,091
Credit cards payable	4,752	49,715
Other accrued expenses	28,420	20,045
Total accrued expenses	$197,350	$489,179

(H) Accrued legal liabilities

The Company’s accrued legal liabilities consist of the following:

	December 31, 2020	December 31, 2019

Accrued consulting fees	$315,000	$315,000
Judgement payable	388,867	388,867
Accrued interest on judgement	105,260	86,739
Total accrued legal liability	$809,127	$790,606

(I) Loss Per Share

The basic loss per share is calculated by dividing the Company’s net loss available to common shareholders by the weighted average number of common shares during the period. The diluted loss per share is calculated by dividing the Company’s net loss by the diluted weighted average number of shares outstanding during the period. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity.

The following are potentially dilutive shares not included in the loss per share computation:

	December 31, 2020	December 31, 2019

Options	4,542,500	5,042,500
Warrants	38,920,378	29,849,761
Convertible shares	112,233,406	984,014
	155,696,284	5,876,275

(J) Stock-Based Compensation

The Company recognizes compensation costs to employees under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 718, Compensation – Stock Compensation. Under FASB ASC Topic 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. As such, compensation cost is measured on the date of grant at their fair value. Such compensation amounts, if any, are amortized over the respective vesting periods of the grant.

The Company entered into a consulting agreement on July 9, 2020 for services in exchange for restricted common stock as compensation for the consulting services. The term of the agreement is for six months with the option for renewal quarterly. Upon execution of the agreement, 600,000 shares were due within 5 days of execution. The execution date fair value of the shares was $0.29 per share or $174,000. The Company recognized $165,590 in stock-based compensation as of December 31, 2020 as a result with the remainder in prepaid expense. If the Company agrees to renew each quarter, an additional 350,000 shares are to be issued per quarter. On January 9, 2021, the Company agreed to renew another quarter and issued 350,000 restricted common shares.

The Company entered into a consulting agreement on October 13, 2020 for services in exchange for restricted common stock as compensation for the consulting services. The term of the agreement is for six months with the option for renewal quarterly. Upon execution of the agreement, no shares were due to be issued. If the Company agrees to renew each quarter, 250,000 shares are to be issued per quarter. On January 9, 2021, the Company agreed to renew another quarter and issued 250,000 restricted common shares.

The Company used the Black Scholes valuation model to determine the fair value of the warrants and options issued, using the following key assumptions for the years ended December 31, 2020 and 2019:

	2020	2019
Expected price volatility	—	118.66 - 152.63%
Risk-free interest rate	—	2.32 - 2.41%
Expected life in years	—	4 - 10
Dividend yield	—	—

(K) Income Taxes

The Company has not recorded any income tax expense or benefit for the years ended December 31, 2020 and 2019 due to its history of net operating losses. The provision for income taxes was calculated as a result of the following (in thousands):

	December 31,
	2020	2019

Federal tax at statutory rate	$(743)	$(823)
State taxes, net of federal income tax benefit	—	(171)
Change of valuation allowance	731	987
Non-deductible expenses and other	12	7
Provision for income tax	$—	$—

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$4,413	$3,610
Accruals and allowances	34	10
Stock-based compensation	1,070	1,059
Total deferred tax assets	5,517	4,679
Valuation allowance	(5,517)	(4,679)
Total deferred tax assets net of valuation allowance	—	—
Deferred tax liabilities:
Property, equipment and intangible assets	(180)	(57)
Total deferred tax liabilities	(180)	(57)
Valuation allowance	180	57
Total deferred tax liabilities net of valuation allowance	—	—
Net deferred tax assets	$—	$—

As of December 31, 2020, the Company has a valuation allowance of approximately $5.3 million related to federal net operating loss (“NOL”) carryforwards of approximately $21.0 million. The amount of the valuation allowance represented an increase of approximately $0.7 million over the amount recorded as of December 31, 2019 and was due to the increase in net operating losses. If not utilized, federal net operating losses of $8.0 million may be carried forward indefinitely, and $13 million will expire at various times between 2031 and 2037. State net operating losses follow the federal tax laws for NOLs.

Management has evaluated all other tax positions that could have a significant effect on the financial statements and determined the Company had no uncertain income tax positions at December 31, 2020.

The Company files income tax returns in the U.S. federal jurisdiction and Florida. The Company is subject to U.S. federal and Florida state tax examinations for certain years after 2018.